SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 14, 2021	Jul. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Sep. 30, 2021
Debt issuance costs, gross		$ 210,778	$ 350,320		$ 575,438
Cash equivalents			0		0
Prepaid expense, current			133,417		35,000
Deferred offering costs					1,643,881
Impairment of long-lived assets			$ 0		$ 0
Trio LLC [Member]
Number of shares issued	245,000
Business acquisition of outstanding shares percentage	45.00%	1.00%	1.00%		29.00%	45.00%
Trio LLC [Member] | South Salina Project [Member]
Business acquisition, percentage of voting interests acquired	82.75%			85.775%
Trio LLC [Member] | South Salinas Project [Member]
Business acquisition, percentage of voting interests acquired	82.75%		85.75%	85.75%